Segment information - Information by Segment (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Third-party revenue	[1]	$ 74,578	$ 86,959	$ 100,059	$ 161,538	$ 184,263
Gains on change in fair value of derivatives		4,247	4,809	3,477
Operating segments
Disclosure of operating segments [line items]
Third-party revenue		74,578	86,959	100,059	161,538	184,263
Integrated Gas | Operating segments
Disclosure of operating segments [line items]
Third-party revenue		7,938	10,932	12,403	18,869	26,477
Integrated Gas | Inter-segment
Disclosure of operating segments [line items]
Third-party revenue		2,940	3,534	4,176	6,474	7,708
Upstream | Operating segments
Disclosure of operating segments [line items]
Third-party revenue		1,533	2,062	2,253	3,595	3,784
Upstream | Inter-segment
Disclosure of operating segments [line items]
Third-party revenue		8,859	11,146	13,951	20,005	25,892
Marketing | Operating segments
Disclosure of operating segments [line items]
Third-party revenue		26,573	26,280	34,121	52,853	60,257
Marketing | Inter-segment
Disclosure of operating segments [line items]
Third-party revenue		123	163	153	286	254
Chemicals and Products | Operating segments
Disclosure of operating segments [line items]
Third-party revenue		28,656	32,056	39,793	60,712	73,213
Chemicals and Products | Inter-segment
Disclosure of operating segments [line items]
Third-party revenue		508	565	718	1,073	1,385
Renewables and Energy Solutions | Operating segments
Disclosure of operating segments [line items]
Third-party revenue		9,866	15,619	11,477	25,485	20,503
Renewables and Energy Solutions | Inter-segment
Disclosure of operating segments [line items]
Third-party revenue		771	1,475	1,522	2,246	2,764
Corporate | Operating segments
Disclosure of operating segments [line items]
Third-party revenue		12	12	12	24	28
Corporate | Inter-segment
Disclosure of operating segments [line items]
Third-party revenue		0	0	0	0	0
CCS earnings
Disclosure of operating segments [line items]
CCS earnings		3,488	9,262	16,759	12,749	21,899
CCS earnings | Integrated Gas
Disclosure of operating segments [line items]
CCS earnings		754	2,410	8,103	3,164	11,183
CCS earnings | Upstream
Disclosure of operating segments [line items]
CCS earnings		1,586	2,779	6,391	4,365	9,486
CCS earnings | Marketing
Disclosure of operating segments [line items]
CCS earnings		970	1,137	836	2,107	1,000
CCS earnings | Chemicals and Products
Disclosure of operating segments [line items]
CCS earnings		349	1,799	2,131	2,148	3,203
CCS earnings | Renewables and Energy Solutions
Disclosure of operating segments [line items]
CCS earnings		530	2,200	(173)	2,729	(1,709)
CCS earnings | Corporate
Disclosure of operating segments [line items]
CCS earnings		(701)	(1,064)	(529)	$ (1,765)	$ (1,264)
Sales contract
Disclosure of operating segments [line items]
Reversal of (gains) losses on purchase contracts		27	1,369	2,094
Purchase contract
Disclosure of operating segments [line items]
Reversal of gains (losses) on sales contracts		$ (88)	$ (772)	$ 1,982

[1]	See Note 2 “Segment information”.